united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH, 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/20

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2020

Investor Information: 1-855-224-7204
www.PROBABILITIESFUND.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Probabilities Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.probabilitiesfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

ProbabilitiesFund.com

Dear Fellow Shareholders:

We are pleased to present you with the Probabilities Fund Semiannual Report. For the six-month period ended March 31, 2020, Probabilities Fund’s (Class I) (the “Fund”) total return was –18.70%, compared with –12.31% for the S&P 500 Index*.

During the period under review, the Fund’s market exposure alternated between a neutral, long, leveraged or inverse position as dictated by its investment policy rules and guidelines that shift it to a more aggressive position during the “best six months” portion of the trading calendar and more conservative and inverse positions during the “worst six months” portion. While there were certain leveraged trades that benefited the Fund relative to the market (in October and November 2019), there were also periods where leveraged bets worked against the portfolio (December 2019 and March 2020).

As a result of sharp market declines in the first half of March, the Fund went to cash on March 16, 2020 in accordance with in-place strategy rules that stipulated a unanimous decision from Probabilities Fund Management Investment Committee (PFMIC) voting members. The equity market did continue to decline, but abruptly reversed on March 24 while the Fund was still defensive in a cash position. The Fund remained defensive until the last day of March when PFMIC members unanimously voted to return to the strategy with the addition of a new, data-driven risk management metric, called DVAM (Dynamic Volatility Adjust Metric). DVAM utilizes the CBOE Volatility Index (VIX)** as an input to adjust the strategy’s market exposure predominately when leverage is used. DVAM is designed to reduce equity exposure as market volatility is rising and to return equity exposure to strategy targets as volatility recedes.

Looking back over the six-month period, the Fund started the period positioned with 1x equity market (bullish) exposure and oscillated between a 0x (neutral), 0.5x (long), 1x (long), 1.5x (leveraged) and 2x (leveraged) position during the period. The Fund’s Portfolio was actively managed to obtain equity exposure, at times leveraged, and at times defensive (equity neutral) exposure throughout the period, pursuing gains based on its strategic rules. Market exposure was increased in the period as dictated by policy rules to increase exposure when anticipated return is positive and decreased to reduce exposure downside risk is elevated.

Our overall outlook for the remainder of the year has diminished. The historical strength of Election Years has been overridden by the coronavirus pandemic and resulting economic shutdown. The market has rallied to recover some of its earlier declines as fiscal and monetary policy responses have been aggressive, but economic data and corporate earnings have not fully reflected the extent of damage that has and still is ongoing in the economy.

Seasonal indicators from the 2020 Stock Trader’s Almanac have given negative readings. The S&P 500 “Best Six Months” was negative. The January Barometer was negative and DJIA closed below its December closing low. Historically, all of these indicators were followed by periods of continued market weakness. This year’s “Worst Six Months,” May to October, could experience renewed market weakness, but the lows of March are likely to hold. However, March lows could be retested during the “Worst Six Months” before rebounding in the fourth quarter.

1.800.519.0438 | 200 Mamaroneck, Suit 300, White Plains, NY 10601

ProbabilitiesFund.com

We believe in place strategic rules and investment policy implemented by the Fund are aligned to weather potential weakness during the “Worst Six Months,” May through October of this year while still capitalizing on limited periods of strength. The Fund is expected to vary equity market exposure from short (–1x) to a limited number of leveraged long (max of 1.5x on high conviction days) during May through October with periods of neutral (0x) exposure.

Thank you for being a Probabilities Fund shareholder.

Sincerely,

Joseph B. Childrey

Founder & CIO

Probabilities Fund Management, LLC

*	Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund’s shares. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common prices. The CBOE Volatility Index, VIX, is a real-time market index representing the market’s expectations for volatility over the coming 30 days. An investment cannot be made directly in an index.

3606-NLD-5/20/2020

1.800.519.0438 | 200 Mamaroneck, Suit 300, White Plains, NY 10601

Probabilities Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures for the periods ended March 31, 2020 compared to its benchmark
			Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Years	Ten Years	Since Inception*	Since Inception**
Probabilities Fund - Class A	(18.85)%	(11.15)%	(0.78)%	N/A	(0.14)%	—
Probabilities Fund - Class A with load	(23.55)%	(16.28)%	(1.94)%	N/A	(1.10)%	—
Probabilities Fund - Class C	(19.10)%	(11.84)%	(1.51)%	N/A	(0.89)%	—
Probabilities Fund - Class I ***	(18.70)%	(10.93)%	(0.52)%	6.46%	—	7.47%
S&P 500 Total Return Index ****	(12.31)%	(6.98)%	6.73%	10.53%	7.77%	6.98%

*	Class A and Class C each commenced operations on January 16, 2014.

**	Class I commenced operations on January 1, 2008.

***	The Fund is the successor to the Probabilities Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Probabilities Fund Management, LLC, and had substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on December 12, 2013. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. For the period from inception through September 30, 2014 and for the one year ended September 30, 2019, total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For the period ended September 30, 2017, total returns would have been higher had the Adviser not recaptured some of its prior waived fees and a portion of the Fund’s prior period reimbursed Fund expenses. The Fund’s gross annual operating expense as a percentage of average net assets, including underlying funds, is 2.52%, 3.27% and 2.27% for Class A, Class C and Class I shares, respectively, per the Fund’s January 28, 2020 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the Fund’s shares. For performance information current to the most recent month-end, please call 1-855-224-7204.

Portfolio Composition as of
March 31, 2020* (Unaudited)
Short Term Investments	100.7%
Exchange Traded Funds - Equity	51.0%
Liabilities in Excess of Other Assets	(51.7)%
Total	100.0%

* Based on a percentage of Net Assets

Please refer to the Portfolio of Investments in this report for detailed listing of the Fund’s holdings.

Probabilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 51.0%
	EQUITY FUNDS - 51.0%
65,120	Direxion Daily S&P 500 Bull 3X Shares ETF	$1,696,376
31,710	Invesco QQQ Trust Series 1	6,037,584
40,160	ProShares UltraPro Dow30 ETF	1,677,885
36,270	ProShares UltraPro QQQ	1,727,903
27,300	SPDR Dow Jones Industrial Average ETF Trust	5,984,979
25,330	Vanguard S&P 500 ETF	5,998,651
	TOTAL EXCHANGE TRADED FUNDS (Cost - $23,448,981)	23,123,378

	SHORT-TERM INVESTMENTS - 100.7%
45,687,481	Goldman Sachs Financial Square Government Funds - Institutional Class, 0.34% ^ (Cost - $45,687,481)	45,687,481

	TOTAL INVESTMENTS - 151.7% (Cost - $69,136,462)	$68,810,859
	LIABILITIES IN EXCESS OF OTHER ASSETS - (51.7) %	(23,467,973)
	NET ASSETS - 100.00%	$45,342,886

ETF - Exchange Traded Fund

^	Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2020.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

Assets:
Investments in Securities at Fair Value (Identified cost $69,136,462)	$68,810,859
Dividends and Interest Receivable	40,246
Receivable for Fund Shares Sold	131,537
Prepaid Expenses and Other Assets	37,574
Total Assets	69,020,216

Liabilities:
Payable for Securities Purchased	23,448,981
Payable for Fund Shares Redeemed	126,222
Accrued Advisory Fees	61,490
Accrued Distribution Fees	5,540
Accrued Audit Fees	9,034
Payable to Related Parties	24,658
Accrued Expenses and Other Liabilities	1,405
Total Liabilities	23,677,330

Net Assets	$45,342,886

Net Assets Consist Of:
Paid-in-Capital	$58,000,137
Accumulated Loss	(12,657,251)
Net Assets	$45,342,886

Class A Shares:
Net Assets	$7,756,325
Shares of beneficial interest outstanding (a)	887,438
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.74
Offering Price Per Share
($8.74/0.9425) Includes a maximum sales charge of 5.75%	$9.27

Class C Shares:
Net Assets	$3,607,522
Shares of beneficial interest outstanding (a)	431,631
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.36

Class I Shares:
Net Assets	$33,979,039
Shares of beneficial interest outstanding (a)	3,828,684
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.88

(a)	Unlimited shares of no par value beneficial interest authorized.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2020

Investment Income:
Dividend Income	$207,160
Interest Income	178,249
Total Investment Income	385,409

Expenses:
Investment Advisory Fees	384,706
Distribution Fees (12b-1)
Class A	13,099
Class C	24,505
Administration Fees	27,021
Fund Accounting Fees	22,379
Chief Compliance Officer Fees	12,518
Transfer Agent Fees	11,041
Registration & Filing Fees	29,643
Audit and Tax Fees	9,338
Printing Expense	8,956
Third party administrative servicing fees	7,839
Trustees’ Fees	7,262
Legal Fees	4,689
Custody Fees	2,997
Insurance Expense	365
Miscellaneous Expenses	2,375
Total Expenses	568,733
Net Investment Loss	(183,324)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(10,701,786)
Net Change in Unrealized Depreciation on Investments	(758,328)
Net Realized and Unrealized Loss on Investments	(11,460,114)

Net Decrease in Net Assets Resulting From Operations	$(11,643,438)

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	(Unaudited)
Operations:
Net Investment Loss	$(183,324)	$(124,641)
Net Realized Gain (Loss) on Investments	(10,701,786)	2,721,150
Net Change in Unrealized Appreciation (Depreciation) on Investments	(758,328)	472,784
Net Increase (Decrease) in Net Assets Resulting From Operations	(11,643,438)	3,069,293

Distributions to Shareholders From:
Total Distributions Paid
Class A	(336,042)	(8,606)
Class C	(110,197)	(4,708)
Class I	(1,151,458)	(34,929)
Total Distributions to Shareholders	(1,597,697)	(48,243)

Capital Transactions:
Class A Shares:
Proceeds from Shares Issued	4,738,823	4,331,649
Distributions Reinvested	318,658	8,002
Cost of Shares Redeemed	(3,670,877)	(6,611,873)
Net Increase (Decrease) from Capital Transactions	1,386,604	(2,272,222)

Class C Shares:
Proceeds from Shares Issued	575,117	601,617
Distributions Reinvested	104,395	4,599
Cost of Shares Redeemed	(688,215)	(2,127,814)
Net Decrease from Capital Transactions	(8,703)	(1,521,598)

Class I Shares:
Proceeds from Shares Issued	26,465,605	9,131,185
Distributions Reinvested	1,121,771	33,721
Cost of Shares Redeemed	(15,350,487)	(21,064,860)
Net Increase (Decrease) from Capital Transactions	12,236,889	(11,899,954)

Net Increase (Decrease) in Net Assets from Capital Transactions	13,614,790	(15,693,774)

Total Increase (Decrease) in Net Assets	373,655	(12,672,724)

Net Assets:
Beginning of Period	44,969,231	57,641,955
End of Period	$45,342,886	$44,969,231

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	(Unaudited)
Share Activity:
Class A Shares:
Shares Issued	402,710	418,030
Shares Reinvested	26,666	950
Shares Redeemed	(317,037)	(672,930)
Net Increase (Decrease) in shares of beneficial interest	112,339	(253,950)

Class C Shares:
Shares Issued	51,970	60,112
Shares Reinvested	9,117	569
Shares Redeemed	(64,509)	(221,265)
Net Decrease in shares of beneficial interest	(3,422)	(160,584)

Class I Shares:
Shares Issued	2,285,256	861,506
Shares Reinvested	92,554	3,948
Shares Redeemed	(1,378,968)	(2,092,244)
Net Increase (Decrease) in shares of beneficial interest	998,842	(1,226,790)

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class A
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31, 2020		September 30, 2019	September 30, 2018	September 30, 2017		September 30, 2016		September 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$11.07		$10.10	$11.31	$10.11		$10.13		$10.56
Increase (Decrease) From Operations:
Net investment loss (a)	(0.04)		(0.04)	(0.07)	(0.20)		(0.19)		(0.21)
Net gain (loss) from investments (both realized and unrealized)	(2.28)		1.02	0.08 (f)	1.40		0.29		0.03
Total from operations	(2.32)		0.98	0.01	1.20		0.10		(0.18)
Less Distributions:
From net realized gains on investments	(0.01)		(0.01)	(1.10)	—		(0.12)		(0.25)
From return of capital	—		—	(0.12)	—		—		—
Total Distributions	(0.01)		(0.01)	(1.22)	—		(0.12)		(0.25)
Net Asset Value, End of Period	$8.74		$11.07	$10.10	$11.31		$10.11		$10.13
Total Return (b)	(18.85	)% (h)	9.73%	(0.63)%	11.87%		0.99%		(1.87)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,756		$8,577	$10,389	$22,453		$19,053		$16,591
Ratio of gross expenses to average net assets (c)	2.11	% (g)	2.20%	2.02%	2.10%		2.11%		2.14%
Ratio of net expenses to average net assets (c)	2.11	% (g)	2.14%	2.02%	2.11	% (e)	2.14	% (e)	2.14	% (e)
Ratio of net investment loss to average net assets (c) (d)	(0.71	)% (g)	(0.34)%	(0.62)%	(1.83	)% (e)	(1.91	)% (e)	(1.98	)% (e)
Portfolio turnover rate	567	% (h)	2,212%	2,238%	2,011%		1,798%		1,712%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. In periods where the advisor recaptures a portion of the Fund’s expenses, total returns would have been higher. In periods where the advisor waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Such ratio includes the advisor’s and prior co-advisor’s recapture of waived/reimbursed fees from prior periods. See Note 3.

(f)	Net realized and unrealized gain on investments does not agree with the net amount reported on the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class C
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31, 2020		September 30, 2019	September 30, 2018	September 30, 2017		September 30, 2016		September 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$10.56		$9.71	$11.00	$9.90		$10.00		$10.50
Increase (Decrease) From Operations:
Net investment loss (a)	(0.08)		(0.11)	(0.17)	(0.27)		(0.27)		(0.28)
Net gain (loss) from investments (both realized and unrealized)	(2.11)		0.97	0.10 (f)	1.37		0.29		0.03
Total from operations	(2.19)		0.86	(0.07)	1.10		0.02		(0.25)
Less Distributions:
From net realized gains on investments	(0.01)		(0.01)	(1.10)	—		(0.12)		(0.25)
From return of capital	—		—	(0.12)	—		—		—
Total Distributions	(0.01)		(0.01)	(1.22)	—		(0.12)		(0.25)
Net Asset Value, End of Period	$8.36		$10.56	$9.71	$11.00		$9.90		$10.00
Total Return (b)	(19.10	)% (h)	8.88%	(1.35)%	11.11%		0.19%		(2.56)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,608		$4,594	$5,781	$6,109		$6,140		$4,130
Ratio of gross expenses to average net assets (c)	2.86	% (g)	2.95%	2.82%	2.85%		2.86%		2.89%
Ratio of net expenses to average net assets (c)	2.86	% (g)	2.89%	2.82%	2.86	% (e)	2.89	% (e)	2.89	% (e)
Ratio of net investment loss to average net assets (c) (d)	(1.51	)% (g)	(1.11)%	(1.62)%	(2.58	)% (e)	(2.66	)% (e)	(2.74	)% (e)
Portfolio turnover rate	567	% (h)	2,212%	2,238%	2,011%		1,798%		1,712%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. In periods where the advisor recaptures a portion of the Fund’s expenses, total returns would have been higher. In periods where the advisor waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Such ratio includes the advisor’s and prior co-advisor’s recapture of waived/reimbursed fees from prior periods. See Note 3.

(f)	Net realized and unrealized gain on investments does not agree with the net amount reported on the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31, 2020		September 30, 2019	September 30, 2018	September 30, 2017		September 30, 2016		September 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$11.24		$10.22	$11.42	$10.18		$10.18		$10.58
Increase (Decrease) From Operations:
Net investment loss (a)	(0.03)		(0.01)	(0.07)	(0.17)		(0.17)		(0.18)
Net gain (loss) from investments (both realized and unrealized)	(2.32)		1.04	0.09 (f)	1.41		0.29		0.03
Total from operations	(2.35)		1.03	0.02	1.24		0.12		(0.15)
Less Distributions:
From net realized gains on investments	(0.01)		(0.01)	(1.10)	—		(0.12)		(0.25)
From return of capital	—		—	(0.12)	—		—		—
Total Distributions	(0.01)		(0.01)	(1.22)	—		(0.12)		(0.25)
Net Asset Value, End of Period	$8.88		$11.24	$10.22	$11.42		$10.18		$10.18
Total Return (b)	(18.70	)% (h)	10.10%	(0.45)%	12.18%		1.18%		(1.58)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$33,979		$31,798	$41,472	$51,462		$44,455		$42,434
Ratio of gross expenses to average net assets (c)	1.87	% (g)	1.95%	1.83%	1.85%		1.86%		1.89%
Ratio of net expenses to average net assets (c)	1.87	% (g)	1.89%	1.83%	1.86	% (e)	1.89	% (e)	1.89	% (e)
Ratio of net investment loss to average net assets (c) (d)	(0.52	)% (g)	(0.14)%	(0.66)%	(1.58	)% (e)	(1.65	)% (e)	(1.72	)% (e)
Portfolio turnover rate	567	% (h)	2,212%	2,238%	2,011%		1,798%		1,712%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. In periods where the advisor recaptures a portion of the Fund’s expenses, total returns would have been higher. In periods where the advisor waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Such ratio includes the advisor’s and prior co-advisor’s recapture of waived/reimbursed fees from prior periods. See Note 3.

(f)	Net realized and unrealized gain on investments does not agree with the net amount reported on the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020

1.	ORGANIZATION

Probabilities Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund is the successor to the Probabilities Fund, LP (“Predecessor Fund”), a limited partnership organized on January 1, 2008. Effective as of the close of business on December 11, 2013, the Predecessor Fund was reorganized into a Delaware statutory trust as a registered investment company. The Fund currently offers Class A, Class C and Class I shares. Class I commenced operations on December 12, 2013 with a contribution of cash from the Predecessor Fund. Class A and Class C both commenced operations on January 16, 2014. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,123,378	$—	$—	$23,123,378
Short-Term Investments	45,678,481	—	—	45,678,481
Total	$68,801,859	$—	$—	$68,801,859

*	Please refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any Level 2 or Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash – Cash may include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017-2019, or expected to be taken in the Fund’s 2020 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The amounts and character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent; they are charged or credited to paid-in-capital in the period that the differences arise. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Probabilities Fund Management, LLC serves as the Fund’s investment adviser (the “Adviser” or “Probabilities”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Adviser, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the average daily net assets. For the six months ended March 31, 2020, the Fund incurred advisory fees of $384,706 of which $61,490 is due to the Advisor at March 31, 2020.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund services providers (other than the Adviser)), at least until January 31, 2021, so that the total annual operating expenses of the Fund do not exceed 2.14%, 2.89% and 1.89% of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the Adviser from the Fund, within three fiscal years of when the amounts were waived or reimbursed, to the extent that overall expenses fall below the expense limitation at the time of the waiver or recoupment. However, no recoupment payment will be made if it would result in the Fund exceeding the contractual expense limitation described above. The Board may terminate this expense reimbursement arrangement at any time. During the six months ended March 31, 2020, the Adviser did not waive any expenses. Recapture expires September 30, 2022. There were no additional fees from prior periods subject to recapture.

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“12b-1 Plans” or “Plans”) with respect to the Fund’s Class A and Class C shares, pursuant to which the Fund pays Northern Lights Distributors, LLC (“NLD” or the “Distributor”) an annual fee for distribution and shareholder servicing expenses calculated by the Fund as a percentage of the average daily net assets attributable to the respective class of shares:

	Class A	Class C
Distribution Fee	0.25%	1.00%

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

The Distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses. During the six months ended March 31, 2020, the distribution fees incurred under the Plans amounted to $13,099 and $24,505 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended March 31, 2020, the Distributor received $86,029 in underwriting commissions for sales of the Fund’s shares, of which $12,707 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS, and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2020 amounted to $219,521,367 and $211,806,789 respectively.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2020, was as follows:

Cost for Federal Tax purposes	$69,875,575

Unrealized Appreciation	—
Unrealized Depreciation	(1,064,716)
Tax net Unrealized Depreciation	$(1,064,716)

6.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2019 and September 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2019	September 30, 2018
Ordinary Income	$48,243	$7,994,110
Return of Capital	—	897,255
	$48,243	$8,891,365

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$890,272	$—	$—	$—	$—	$(306,388)	$583,884

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Goldman Sachs Financial Square Government Funds (the “Security”). The Fund may redeem its investment in the Security at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The financial statements of the Security, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of March 31, 2020, the percentage of the Fund’s net assets invested in the Security was 100.7%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

9.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Probabilities Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges; and (2) ongoing costs, including management fees, distribution and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested and held for the entire period of October 1, 2019 through March 31, 2020.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending Account		Expenses Paid
	Beginning Account	Value	Annualized	During Period*
	Value (10/1/19)	(3/31/20)	Expense Ratio	(10/1/19 to 3/31/20)
Actual
Class A	$1,000.00	$ 811.50	2.11%	$ 9.57
Class C	$1,000.00	$ 809.00	2.86%	$12.96
Class I	$1,000.00	$ 813.00	1.87%	$ 8.48
Hypothetical
(5% return before
expenses)
Class A	$1,000.00	$1,014.51	2.11%	$10.64
Class C	$1,000.00	$1,010.74	2.86%	$14.41
Class I	$1,000.00	$1,015.71	1.87%	$ 9.43

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Adviser
Probabilities Fund Management, LLC
8 Cottage Place, 2nd Floor
White Plains, NY 10601

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-224-7204 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-224-7204.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. (a) Not applicable to open-end investment companies.

(b) Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/9/2020

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/9/2020